Executive Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Executive Share-Based Compensation
23)	EXECUTIVE SHARE-BASED COMPENSATION
Cemex, S.A.B. de C.V. offers long-term restricted share-based compensation programs to a broad group of executives. For eligible participants, stock-based compensation is a fixed percentage of annual compensation (the “Stock Bonus”). Until December 31, 2023, the Stock Bonus was paid in the Parent Company’s CPOs. Beginning in 2024, it is paid in the Parent Company’s ADSs. The number of shares awarded is determined on the award date based on the Stock Bonus amount and the stock market price at that time. Once set, the number of shares does not change with subsequent market price fluctuations.
Cemex’s long-term share-based compensation includes two programs. The Performance Plan for top management is based on internal and external performance metrics and vesting occurs at the end of three-year periods in a single block. The Ordinary Plan, for key executives and performers, is based on four-year periods. Shares under the Ordinary Plan are initially restricted and are released annually at an annual rate of 25% over a four-year period, provided the executive remains with the Company. If an executive leaves, unvested Ordinary Plan shares are generally forfeited. The Performance Plan may pay out between 0% and 200% of the target award at the end of three years, depending on performance. The fair value of Performance Plan awards is determined by using an option pricing model.
The combined compensation expense for the Share-Based Compensation Programs, based on the fair value of awards at the grant date, was recognized in each subsidiary’s operating results against “Other equity reserves”. The amounts were $84 in 2025, $55 in 2024 and $61 in 2023. To fulfill these awards, the Parent Company delivers the corresponding number of CPOs underlying the ADSs required to be delivered by the Parent Company to executives, either by issuing new shares or purchasing them, at its election. An external trust, where executives are beneficiaries, may receive funding from Cemex to facilitate these purchases. When the Parent Company funds this trust, it recognizes a decrease in “Other equity reserves” and a corresponding reduction in cash. As of December 31, 2025, there were no options or commitments to make cash payments to executives based on changes in the market price of the Parent Company’s ADSs.

The following information relates to the Share-Based Compensation Programs for the year ended December 31, 2025, 2024 and 2023:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands) 1	ADS price at award’s date 2	Fair value (%)	Fair value (millions)	2025	2024	2023	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 3
Performance Plans
2020	4,146.0	$2.3	155%	14.8	—	—	8,448.2	—	—
2021	1,227.2	$8.0	150%	14.7	—	446.3	—	780.9	—
2022	2,403.6	$4.3	149%	15.4	1,934.7	—	—	1,637.0	—
2023	1,657.02	$6.4	145%	15.4	—	—	—	64.5	2,336.5
2024	1,976.7	$6.3	133%	16.6	—	—	—	25.8	2,595.7
2025	2,367.9	$6.3	141%	21.1	—	—	—	6.9	3,323.5
Ordinary Plans
2019	8,048.2	$4.7	100%	37.5		—	42.4	118.3	—
2020	11,162.2	$2.5	100%	28.1	—	—	2,293.0	253.7	—
2021	5,716.6	$7.2	100%	41.3	61.8	1,210.7	1,442.7	56.6	—
2022	9,483.0	$4.9	100%	46.0	2,267.1	2,166.0	2,450.5	58.1	—
2023	6,531.9	$5.9	100%	38.4	1,813.3	1,582.9	1,765.0	80.9	1,289.8
2024	8,531.7	$7.2	100%	61.5	3,097.7	2,248.0	—	—	3,222.4
2025	8,634.1	$6.2	100%	53.2	3,317.4	—	—	38.1	5,278.6
					12,492.0	7,653.9	16,441.8	3,120.8	18,046.5

1	The target number of ADSs under the Performance Plans is based on a 100% payout assumption.

2	The average ADS price is determined on the grant date.

3
Until the final payout of the Performance Plans is determined at the end of each three-year period, the number of outstanding ADSs is calculated using the same percentage of fair value as determined by the option pricing model.